UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.2%
Aerospace & Defense — 2.0%
185,500	Honeywell International, Inc.	$5,168,030
380,200	The Boeing Co.	16,207,926

		21,375,956

Air Freight & Logistics — 1.0%
177,700	United Parcel Service, Inc. Class B	10,235,520

Auto Components — 0.5%
303,405	Johnson Controls, Inc.	5,358,132

Beverages — 0.8%
171,392	The Coca-Cola Co.	8,033,143

Biotechnology* — 3.7%
493,200	Amgen, Inc.	27,392,328
149,500	Genentech, Inc.	11,451,700

		38,844,028

Capital Markets — 1.0%
600,012	AllianceBernstein Holding LP	10,566,211

Chemicals — 1.8%
397,400	Air Products & Chemicals, Inc.	18,979,824

Commercial Banks(a) — 1.6%
272,794	SunTrust Banks, Inc.	8,655,754
966,117	Synovus Financial Corp.	8,038,093

		16,693,847

Commercial Services & Supplies — 1.6%
591,070	Waste Management, Inc.	17,259,244

Computers & Peripherals — 2.1%
621,034	Hewlett-Packard Co.	21,910,080

Diversified Consumer Services — 1.5%
809,186	H&R Block, Inc.	15,479,728

Diversified Financial Services — 5.5%
915,920	Bank of America Corp.	14,883,700
1,051,589	Citigroup, Inc.	8,717,673
1,066,113	JPMorgan Chase & Co.	33,753,137

		57,354,510

Diversified Telecommunication Services — 4.0%
1,058,678	AT&T, Inc.	30,235,844
347,708	Embarq Corp.	11,349,189

		41,585,033

Electric Utilities — 8.8%
179,518	American Electric Power Co., Inc.	5,617,118
141,361	Edison International	4,721,457
479,616	Entergy Corp.	40,815,322
366,397	FirstEnergy Corp.	21,463,536

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
596,885	PPL Corp.	$20,228,433

		92,845,866

Energy Equipment & Services — 0.9%
332,800	Smith International, Inc.	9,731,072

Food & Staples Retailing — 2.6%
231,515	SUPERVALU INC.	2,757,344
443,554	Wal-Mart Stores, Inc.	24,785,797

		27,543,141

Food Products — 6.3%
562,085	ConAgra Foods, Inc.	8,290,754
105,400	General Mills, Inc.	6,658,118
2,199,074	Unilever NV	51,392,359

		66,341,231

Health Care Equipment & Supplies — 4.8%
398,007	Baxter International, Inc.	21,054,570
235,300	Becton, Dickinson & Co.	14,948,609
376,400	Zimmer Holdings, Inc.*	14,047,248

		50,050,427

Household Durables — 1.2%
905,624	Newell Rubbermaid, Inc.	12,099,137

Household Products(a) — 0.5%
93,846	The Clorox Co.	5,551,929

Industrial Conglomerates — 1.4%
830,386	General Electric Co.	14,257,728

Insurance — 6.4%
176,788	Everest Re Group Ltd.	13,870,786
156,919	PartnerRe Ltd.(a)	10,978,053
350,558	The Allstate Corp.(a)	8,918,196
106,200	The Chubb Corp.	5,454,432
646,292	The Travelers Cos., Inc.	28,210,646

		67,432,113

IT Services — 0.5%
104,539	Visa, Inc.	5,494,570

Leisure Equipment & Products* — 0.5%
371,852	Mattel, Inc.	5,083,217

Media — 2.4%
2,828,462	Time Warner, Inc.	25,597,581

Multi-Utilities — 1.5%
129,700	Ameren Corp.(a)	4,614,726
303,668	PG&E Corp.	11,551,531

		16,166,257

Multiline Retail(a) — 0.4%
136,500	Target Corp.	4,608,240

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks -- (continued)
Oil, Gas & Consumable Fuels — 14.5%
525,701	Devon Energy Corp.	$38,029,211
386,315	EOG Resources, Inc.	32,844,501
445,967	Exxon Mobil Corp.	35,744,255
293,054	Hess Corp.	15,836,638
244,966	Occidental Petroleum Corp.	13,262,459
1,000,346	The Williams Cos., Inc.	16,225,612

		151,942,676

Pharmaceuticals — 7.7%
839,899	Johnson & Johnson	49,201,283
1,076,932	Pfizer, Inc.	17,693,993
403,716	Wyeth	14,537,813

		81,433,089

Real Estate Investment Trusts(a) — 1.1%
549,250	HCP, Inc.	11,352,998

Specialty Retail — 0.8%
375,100	The Home Depot, Inc.	8,668,561

Tobacco — 2.3%
569,141	Philip Morris International, Inc.	23,994,985

Wireless Telecommunication Services — 1.5%
5,491,873	Sprint Nextel Corp.	15,322,326

TOTAL COMMON STOCKS		$979,192,400

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b)(c) — 1.3%
JPMorgan Chase & Co.
16,878,000	7.900%	04/29/49	$13,212,773

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(d) — 5.7%
Joint Repurchase Agreement Account II
$60,200,000	0.328%	12/01/08	$60,200,000
Maturity Value: $60,201,645

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,052,605,173

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 2.7%
Boston Global Investment Trust — Enhanced Portfolio
28,909,930	1.389%	28,505,191

TOTAL INVESTMENTS — 102.9%		$1,081,110,364

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(30,118,820)

NET ASSETS — 100.0%		$1,050,991,544

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,463,599,876

Gross unrealized gain	11,765,496
Gross unrealized loss	(394,255,008)

Net unrealized security loss	$(382,489,512)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.6%
Aerospace & Defense — 2.4%
360,100	Honeywell International, Inc.	$10,032,386
940,361	The Boeing Co.	40,087,589

		50,119,975

Air Freight & Logistics(a) — 0.8%
306,066	United Parcel Service, Inc. Class B	17,629,402

Auto Components — 0.7%
814,903	Johnson Controls, Inc.	14,391,187

Biotechnology* — 4.1%
962,939	Amgen, Inc.(a)	53,481,632
437,059	Genentech, Inc.	33,478,720

		86,960,352

Capital Markets — 3.7%
469,868	Franklin Resources, Inc.	28,544,481
1,350,653	Invesco Ltd.(a)	16,950,695
208,359	State Street Corp.(a)	8,773,998
1,726,121	TD Ameritrade Holding Corp.*(a)	22,957,409

		77,226,583

Chemicals — 1.7%
741,590	Air Products & Chemicals, Inc.	35,418,338

Commercial Banks — 1.5%
211,475	M&T Bank Corp.(a)	13,587,269
539,831	SunTrust Banks, Inc.	17,128,837

		30,716,106

Commercial Services & Supplies — 1.6%
1,180,051	Waste Management, Inc.	34,457,489

Computers & Peripherals(a) — 2.5%
1,471,901	Hewlett-Packard Co.	51,928,667

Consumer Finance* — 0.9%
2,002,011	SLM Corp.	18,438,521

Diversified Financial Services — 5.4%
1,249,142	Bank of America Corp.	20,298,557
2,100,702	Citigroup, Inc.(a)	17,414,820
2,371,315	JPMorgan Chase & Co.	75,075,833

		112,789,210

Diversified Telecommunication Services(a) — 1.3%
946,787	AT&T, Inc.	27,040,237

Electric Utilities(a) — 6.2%
943,201	Entergy Corp.	80,266,405
839,153	FirstEnergy Corp.	49,157,583

		129,423,988

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.9%
641,000	Smith International, Inc.	$18,742,840

Food & Staples Retailing — 2.9%
1,094,057	SUPERVALU INC.	13,030,219
871,298	Wal-Mart Stores, Inc.	48,688,132

		61,718,351

Food Products — 5.1%
207,620	General Mills, Inc.	13,115,355
4,032,220	Unilever NV(a)	94,232,982

		107,348,337

Health Care Equipment & Supplies — 4.7%
799,395	Baxter International, Inc.	42,287,995
462,894	Becton, Dickinson & Co.	29,407,656
746,778	Zimmer Holdings, Inc.*	27,869,755

		99,565,406

Health Care Providers & Services* — 3.5%
630,211	Laboratory Corp. of America Holdings(a)	39,930,169
965,759	WellPoint, Inc.	34,381,020

		74,311,189

Household Durables — 1.2%
1,825,778	Newell Rubbermaid, Inc.	24,392,394

Industrial Conglomerates — 1.4%
1,643,905	General Electric Co.	28,225,849

Insurance — 7.1%
520,241	Everest Re Group Ltd.	40,818,109
393,353	PartnerRe Ltd.	27,518,976
281,585	Prudential Financial, Inc.(a)	6,110,394
439,631	The Chubb Corp.	22,579,448
1,199,797	The Travelers Cos., Inc.	52,371,139

		149,398,066

Internet Software & Services* — 0.6%
41,558	Google, Inc.	12,174,832

IT Services(a) — 1.4%
572,406	Visa, Inc.	30,085,659

Media — 3.8%
5,731,110	Time Warner, Inc.(a)	51,866,545
1,785,829	Viacom, Inc. Class B*	28,430,398

		80,296,943

Multi-Utilities — 1.1%
613,292	PG&E Corp.	23,329,628

Multiline Retail — 0.5%
276,334	Target Corp.	9,329,036

Oil, Gas & Consumable Fuels — 14.4%
759,918	Devon Energy Corp.(a)	54,972,468
840,281	EOG Resources, Inc.(a)	71,440,691

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
731,959	Exxon Mobil Corp.	$58,666,514
577,147	Hess Corp.	31,189,024
482,175	Occidental Petroleum Corp.(a)	26,104,955
698,403	Range Resources Corp.(a)	28,962,772
1,974,911	The Williams Cos., Inc.	32,033,056

		303,369,480

Pharmaceuticals — 5.6%
1,322,455	Johnson & Johnson	77,469,414
1,134,943	Wyeth	40,869,297

		118,338,711

Software — 1.2%
1,200,175	Microsoft Corp.	24,267,539

Specialty Retail(a) — 0.8%
747,230	The Home Depot, Inc.	17,268,485

Tobacco(a) — 2.8%
1,416,916	Philip Morris International, Inc.	59,737,179

Wireless Telecommunication Services — 1.8%
13,815,288	Sprint Nextel Corp.	38,544,654

TOTAL COMMON STOCKS		$1,966,984,633

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 6.4%
Joint Repurchase Agreement Account II
$133,500,000	0.328%	12/01/08	$133,500,000
Maturity Value: $133,503,649

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$2,100,484,633

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 7.5%
Boston Global Investment Trust — Enhanced Portfolio
160,514,608	1.389%	158,267,404

TOTAL INVESTMENTS — 107.5%		$2,258,752,037

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(156,761,966)

NET ASSETS — 100.0%		$2,101,990,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,994,925,831

Gross unrealized gain	19,643,350
Gross unrealized loss	(755,817,144)

Net unrealized security loss	$(736,173,794)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 95.4%
Aerospace & Defense*(a) — 0.6%
334,328	Alliant Techsystems, Inc.	$27,481,762

Airlines — 0.4%
1,838,410	Southwest Airlines Co.	15,902,246

Auto Components — 0.9%
530,787	BorgWarner, Inc.	12,558,420
1,538,830	Johnson Controls, Inc.	27,175,738

		39,734,158

Beverages — 0.3%
1,195,389	Coca-Cola Enterprises, Inc.	10,973,671

Building Products(a) — 0.2%
304,690	Lennox International, Inc.	8,421,632

Capital Markets — 3.1%
573,224	Franklin Resources, Inc.	34,823,358
3,011,498	Invesco Ltd.	37,794,300
496,923	Lazard Ltd.	15,533,813
957,146	Northern Trust Corp.	43,923,430

		132,074,901

Chemicals — 3.1%
1,764,991	Air Products & Chemicals, Inc.	84,295,970
1,464,581	Albemarle Corp.(a)	29,774,932
511,532	Ecolab, Inc.	19,637,713

		133,708,615

Commercial Banks — 2.9%
1,156,519	Commerce Bancshares, Inc.	50,667,084
2,115,885	Fifth Third Bancorp	20,227,861
1,794,558	Huntington Bancshares, Inc.(a)	14,356,464
439,613	M&T Bank Corp.(a)	28,245,135
1,503,993	Synovus Financial Corp.(a)	12,513,222

		126,009,766

Commercial Services & Supplies — 3.1%
4,931,629	Allied Waste Industries, Inc.*	52,965,696
2,382,459	Iron Mountain, Inc.*(a)	51,770,834
1,279,556	Republic Services, Inc.	30,709,344

		135,445,874

Communications Equipment* — 0.6%
2,421,636	CommScope, Inc.	27,340,270

Consumer Finance* — 0.5%
2,117,462	SLM Corp.	19,501,825

Containers & Packaging — 0.0%
29,505	Bemis Co., Inc.	797,225

Diversified Consumer Services — 2.1%
4,659,161	H&R Block, Inc.	89,129,750

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services(a) — 0.8%
1,476,226	CIT Group, Inc.	$4,930,595
1,421,343	The NASDAQ OMX Group, Inc.*	30,558,874

		35,489,469

Diversified Telecommunication Services — 0.8%
1,081,024	Embarq Corp.	35,284,623

Electric Utilities — 12.7%
1,981,917	American Electric Power Co., Inc.	62,014,183
3,241,078	DPL, Inc.(a)	67,479,244
2,235,371	Edison International	74,661,392
1,661,433	Entergy Corp.(a)	141,387,948
1,338,578	FirstEnergy Corp.	78,413,899
3,609,183	PPL Corp.	122,315,212

		546,271,878

Electrical Equipment — 0.4%
776,624	Cooper Industries Ltd.	18,747,703

Electronic Equipment, Instruments & Components(a) — 1.8%
3,354,098	Amphenol Corp.	77,882,156

Energy Equipment & Services — 1.8%
1,282,111	Dril-Quip, Inc.*	25,231,945
1,849,588	Smith International, Inc.	54,081,953

		79,313,898

Food & Staples Retailing — 1.9%
1,446,620	Safeway, Inc.(a)	31,536,316
2,267,821	SUPERVALU INC.(a)	27,009,748
806,486	The Kroger Co.	22,307,403

		80,853,467

Food Products — 2.0%
947,265	Campbell Soup Co.	30,359,843
3,167,810	ConAgra Foods, Inc.	46,725,198
112,865	General Mills, Inc.	7,129,682

		84,214,723

Gas Utilities — 0.8%
1,096,210	Equitable Resources, Inc.	36,580,528

Health Care Equipment & Supplies — 2.9%
473,300	Becton, Dickinson & Co.	30,068,749
783,055	Edwards Lifesciences Corp.*(a)	38,972,647
1,465,450	Kinetic Concepts, Inc.*(a)	31,712,338
680,238	Zimmer Holdings, Inc.*	25,386,482

		126,140,216

Health Care Providers & Services* — 3.3%
335,273	Coventry Health Care, Inc.	4,180,854
342,635	Health Net, Inc.	3,087,141
1,331,056	Laboratory Corp. of America Holdings(a)	84,335,708

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services* — (continued)
289,000	Patterson Cos., Inc.	$5,438,980
1,314,699	WellPoint, Inc.	46,803,285

		143,845,968

Health Care Technology — 0.8%
2,538,166	IMS Health, Inc.	33,376,883

Household Durables — 3.3%
1,295,305	Fortune Brands, Inc.	48,962,529
469,234	M.D.C. Holdings, Inc.	14,546,254
3,762,389	Newell Rubbermaid, Inc.	50,265,517
69,208	NVR, Inc.*(a)	30,053,574

		143,827,874

Household Products(a) — 1.8%
221,731	Energizer Holdings, Inc.*	9,627,560
1,152,477	The Clorox Co.	68,180,539

		77,808,099

Insurance — 13.5%
1,062,698	Aon Corp.	48,140,219
500,656	Arch Capital Group Ltd.*(a)	33,939,470
811,577	Assurant, Inc.	17,668,031
919,228	Everest Re Group Ltd.	72,122,629
1,134,097	Lincoln National Corp.	15,571,152
1,964,278	Marsh & McLennan Cos., Inc.	50,089,089
715,554	PartnerRe Ltd.	50,060,158
668,513	Principal Financial Group, Inc.	9,232,164
581,262	RenaissanceRe Holdings Ltd.	27,394,878
3,990,480	The Progressive Corp.	59,937,010
566,407	Torchmark Corp.(a)	20,475,613
1,619,989	Unum Group(a)	24,137,836
3,652,342	W.R. Berkley Corp.	103,836,083
2,107,394	Willis Group Holdings Ltd.(a)	48,617,580

		581,221,912

Leisure Equipment & Products* — 0.6%
1,832,458	Mattel, Inc.	25,049,701

Life Sciences Tools & Services — 1.0%
924,046	Charles River Laboratories International, Inc.*	21,068,249
1,130,170	PerkinElmer, Inc.	20,410,870

		41,479,119

Machinery — 1.2%
423,419	Eaton Corp.	19,621,237
369,256	Ingersoll-Rand Co. Ltd.	5,789,934
658,489	Parker Hannifin Corp.(a)	27,050,728

		52,461,899

Media* — 1.8%
1,858,073	DISH Network Corp.	20,587,449

Shares	Description	Value
Common Stocks — (continued)
Media* — (continued)
3,647,463	Viacom, Inc. Class B(a)	$58,067,611

		78,655,060

Multi-Utilities — 3.0%
2,597,557	CMS Energy Corp.(a)	26,391,179
1,860,747	PG&E Corp.	70,782,816
655,541	Sempra Energy(a)	30,594,098

		127,768,093

Multiline Retail — 1.2%
443,975	J.C. Penney Co., Inc.	8,431,085
1,371,689	Kohl’s Corp.*	44,799,363

		53,230,448

Oil, Gas & Consumable Fuels — 7.3%
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	807
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	1,428
1,041,573	EOG Resources, Inc.	88,554,537
2,742,027	Newfield Exploration Co.*	61,914,970
2,200,328	Range Resources Corp.	91,247,602
4,373,567	The Williams Cos., Inc.	70,939,257

		312,658,601

Personal Products(a) — 0.1%
349,277	Herbalife Ltd.	6,210,145

Real Estate Investment Trusts — 3.7%
470,117	Alexandria Real Estate Equities, Inc.(a)	20,816,781
2,046,638	Annaly Capital Management, Inc.	29,410,188
844,195	Digital Realty Trust, Inc.(a)	23,097,175
490,807	Essex Property Trust, Inc.(a)	42,440,081
2,057,667	HCP, Inc.	42,531,977

		158,296,202

Road & Rail — 1.6%
1,739,663	Landstar System, Inc.	55,912,769
372,845	Ryder System, Inc.(a)	13,388,864

		69,301,633

Semiconductors & Semiconductor Equipment — 0.2%
470,607	KLA-Tencor Corp.	8,852,118

Software* — 1.3%
3,971,556	Activision Blizzard, Inc.	46,467,205
665,622	Autodesk, Inc.	11,042,669

		57,509,874

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 2.6%
364,268	AutoZone, Inc.*	$39,785,351
1,036,288	Ross Stores, Inc.	27,461,632
1,879,062	The TJX Cos., Inc.(a)	42,880,195

		110,127,178

Thrifts & Mortgage Finance — 1.9%
1,492,461	Hudson City Bancorp, Inc.	24,939,023
3,016,848	People’s United Financial, Inc.	57,531,292

		82,470,315

Tobacco — 0.9%
373,021	Lorillard, Inc.	22,541,659
430,594	Reynolds American, Inc.(a)	17,688,802

		40,230,461

Wireless Telecommunication Services — 0.6%
8,582,509	Sprint Nextel Corp.	23,945,200

TOTAL COMMON STOCKS		$4,115,627,139

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 5.0%
Joint Repurchase Agreement Account II
$213,400,000	0.328%	12/01/08	$213,400,000
Maturity Value: $213,405,833

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$4,329,027,139

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 6.6%
Boston Global Investment Trust — Enhanced Portfolio
288,791,190	1.389%	284,748,113

TOTAL INVESTMENTS — 107.0%		$4,613,775,252

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(303,329,478)

NET ASSETS — 100.0%		$4,310,445,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,428, which represents approximately 0.0% of net assets as of November 30, 2008.
(c) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$5,936,959,887

Gross unrealized gain	153,785,576
Gross unrealized loss	(1,476,970,211)

Net unrealized security loss	$(1,323,184,635)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.3%
Aerospace & Defense*(a) — 0.6%
391,637	AAR Corp.	$6,634,331

Air Freight & Logistics(a) — 0.2%
97,193	Forward Air Corp.	2,247,102

Airlines*(a) — 1.1%
3,702,712	AirTran Holdings, Inc.	12,626,248

Auto Components* — 0.2%
732,222	Tenneco, Inc.	2,401,688

Biotechnology*(a) — 0.4%
864,276	Medarex, Inc.	4,364,594

Building Products — 0.6%
300,535	Universal Forest Products, Inc.	6,320,251

Capital Markets — 1.8%
219,058	Ares Capital Corp.	1,090,909
444,321	BGC Partners, Inc.(a)	1,688,420
246,374	Gladstone Capital Corp.(a)	1,478,244
341,355	Highland Distressed Opportunities, Inc.	532,514
251,369	KBW, Inc.*(a)	5,708,590
455,631	Knight Capital Group, Inc.*(a)	7,540,693
651,805	PennantPark Investment Corp.	1,922,824

		19,962,194

Chemicals — 3.8%
707,794	H.B. Fuller Co.(a)	12,556,266
532,276	KMG Chemicals, Inc.	1,501,018
194,731	Minerals Technologies, Inc.	9,142,620
2,198,291	PolyOne Corp.*	6,221,164
568,646	Sensient Technologies Corp.(a)	13,670,250

		43,091,318

Commercial Banks — 15.9%
58,646	Bank of Hawaii Corp.	2,616,198
382,457	Bank of the Ozarks, Inc.(a)	10,410,480
421,899	Boston Private Financial Holdings, Inc.(a)	2,915,322
132,744	Bridge Capital Holdings*	710,180
55,829	Cardinal Financial Corp.	296,452
131,074	City Holding Co.	4,642,641
593,408	CoBiz, Inc.(a)	6,491,884
74,120	Cullen/Frost Bankers, Inc.	4,018,045
238,635	East West Bancorp, Inc.(a)	3,531,798
680,840	F.N.B. Corp.(a)	8,415,182
362,106	First Financial Bankshares, Inc.(a)	18,920,039
850,946	Glacier Bancorp, Inc.(a)	15,129,820
277,311	Hancock Holding Co.(a)	11,954,877
96,943	Home Bancshares, Inc.(a)	2,561,234
137,911	IBERIABANK Corp.	7,261,014
195,471	PacWest Bancorp(a)	5,199,529
170,835	Pinnacle Financial Partners, Inc.*(a)	4,697,963

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
17,737	Preferred Bank	$100,214
468,484	Prosperity Bancshares, Inc.(a)	15,464,657
120,716	SCBT Financial Corp.	4,098,308
370,252	Seacoast Banking Corp. of Florida(a)	1,829,045
621,830	Signature Bank*(a)	18,530,534
262,286	Southcoast Financial Corp.*(b)	1,101,601
202,505	Sterling Bancorp	2,634,590
340,071	Sterling Bancshares, Inc.	2,278,476
253,523	Sterling Financial Corp.(a)	1,348,742
164,315	Summit State Bank	826,504
383,987	Texas Capital Bancshares, Inc.*	6,162,991
254,685	The Bancorp, Inc.*	792,070
677,570	The Colonial BancGroup, Inc.(a)	1,700,701
414,756	The South Financial Group, Inc.(a)	1,791,746
153,511	TriCo Bancshares	3,655,097
149,257	UMB Financial Corp.(a)	7,135,977
182,731	United Community Banks, Inc.(a)	2,408,395

		181,632,306

Commercial Services & Supplies — 2.4%
1,121,694	Comfort Systems USA, Inc.	9,366,145
366,491	G&K Services, Inc.	8,575,889
340,500	Waste Connections, Inc.*	9,612,315

		27,554,349

Communications Equipment — 2.9%
723,505	ADC Telecommunications, Inc.*(a)	5,144,121
830,083	Emulex Corp.*	5,918,492
195,597	F5 Networks, Inc.*	4,870,365
623,404	Plantronics, Inc.	7,923,465
214,445	Polycom, Inc.*	4,037,999
383,230	Tekelec*	4,694,567

		32,589,009

Computers & Peripherals* — 1.6%
638,874	Avid Technology, Inc.(a)	7,998,702
1,038,879	Electronics for Imaging, Inc.	10,149,848

		18,148,550

Consumer Finance* — 0.3%
242,662	First Cash Financial Services, Inc.	3,741,848

Containers & Packaging*(b) — 0.0%
1,596,151	Caraustar Industries, Inc.	447,241

Diversified Consumer Services — 0.4%
269,082	Hillenbrand, Inc.	4,283,785

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 1.2%
443,817	Compass Diversified Holdings	$4,442,608
494,245	Financial Federal Corp.(a)	9,499,389

		13,941,997

Diversified Telecommunication Services — 0.3%
149,314	Alaska Communications Systems Group, Inc.(a)	1,448,346
396,010	Premiere Global Services, Inc.*	2,415,661

		3,864,007

Electric Utilities — 6.4%
639,970	Cleco Corp.	15,084,093
1,368,215	El Paso Electric Co.*	24,655,234
111,177	MGE Energy, Inc.	3,935,666
1,027,113	NV Energy, Inc.	9,737,031
311,943	The Empire District Electric Co.(a)	5,471,480
83,015	Unisource Energy Corp.	2,330,231
564,138	Westar Energy, Inc.	11,412,512

		72,626,247

Electrical Equipment(a) — 0.3%
132,428	Franklin Electric Co., Inc.	3,909,275

Electronic Equipment, Instruments & Components — 1.0%
205,925	Anixter International, Inc.*(a)	5,642,345
222,907	MTS Systems Corp.	5,797,811

		11,440,156

Energy Equipment & Services — 1.4%
128,474	Core Laboratories NV(a)	8,557,653
398,948	Dril-Quip, Inc.*	7,851,297

		16,408,950

Food & Staples Retailing — 1.3%
356,122	Casey’s General Stores, Inc.	10,559,017
102,237	Nash Finch Co.(a)	4,586,352

		15,145,369

Food Products*(a) — 0.8%
148,561	Ralcorp Holdings, Inc.	9,293,976

Gas Utilities — 0.7%
14,868	South Jersey Industries, Inc.	579,852
301,529	Southwest Gas Corp.	7,809,601

		8,389,453

Health Care Equipment & Supplies — 3.4%
727,119	American Medical Systems Holdings, Inc.*(a)	6,398,647
1,248,419	Cardiac Science Corp.*(b)	8,152,176

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
117,698	Edwards Lifesciences Corp.*	$5,857,830
211,708	Hill-Rom Holdings, Inc.(a)	4,348,482
96,095	Kinetic Concepts, Inc.*(a)	2,079,496
280,023	Orthofix International NV*	3,351,875
991,459	Symmetry Medical, Inc.*	8,883,473

		39,071,979

Health Care Providers & Services* — 1.2%
250,766	Healthways, Inc.	2,028,697
210,291	Lincare Holdings, Inc.	5,032,264
412,605	PSS World Medical, Inc.(a)	7,175,201

		14,236,162

Hotels, Restaurants & Leisure* — 0.9%
597,578	California Pizza Kitchen, Inc.(a)	4,631,229
168,551	CEC Entertainment, Inc.(a)	2,900,763
445,356	The Cheesecake Factory, Inc.	3,242,192

		10,774,184

Household Durables — 1.4%
106,680	Ethan Allen Interiors, Inc.(a)	1,473,251
97,396	M.D.C. Holdings, Inc.	3,019,276
707,350	The Ryland Group, Inc.(a)	12,003,729

		16,496,256

Insurance — 8.8%
898,959	Ambac Financial Group, Inc.	1,258,543
1,676,050	American Equity Investment Life Holding Co.(a)	10,425,031
523,309	Aspen Insurance Holdings Ltd.	9,644,585
162,486	Assured Guaranty Ltd.	1,826,343
344,064	Donegal Group, Inc.	5,408,686
963,728	Max Capital Group Ltd.	11,140,696
2,025,326	Meadowbrook Insurance Group, Inc.	11,362,079
90,679	Navigators Group, Inc.*	4,923,870
367,634	ProAssurance Corp.*	20,069,140
173,186	RLI Corp.	10,100,207
311,277	Tower Group, Inc.	7,100,228
340,977	Willis Group Holdings Ltd.(a)	7,866,339

		101,125,747

Internet Software & Services*(a) — 0.4%
510,622	Ariba, Inc.	4,110,507

Life Sciences Tools & Services* — 0.3%
139,090	Charles River Laboratories International, Inc.	3,171,252

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — 3.3%
697,331	Actuant Corp.(a)	$12,510,118
160,312	Commercial Vehicle Group, Inc.*	179,549
440,942	Mueller Industries, Inc.	10,273,949
434,750	Tennant Co.	10,473,128
952,485	Wabash National Corp.	4,695,751

		38,132,495

Media — 0.8%
375,114	Interactive Data Corp.	8,687,640
117,428	RCN Corp.*	819,648

		9,507,288

Metals & Mining — 1.3%
305,852	Commercial Metals Co.	3,664,107
419,842	Kaiser Aluminum Corp.(a)	8,862,865
99,943	Olympic Steel, Inc.	1,749,002

		14,275,974

Multi-Utilities — 0.5%
521,654	CMS Energy Corp.	5,300,005

Multiline Retail*(a) — 0.6%
400,424	Big Lots, Inc.	7,015,428

Oil, Gas & Consumable Fuels* — 0.9%
354,986	Approach Resources, Inc.	3,084,828
354,685	Petroleum Development Corp.	6,809,952

		9,894,780

Personal Products* — 1.5%
856,823	Elizabeth Arden, Inc.(a)	12,081,205
667,054	Prestige Brands Holdings, Inc.	5,216,362

		17,297,567

Professional Services* — 1.0%
562,212	On Assignment, Inc.	3,232,719
278,863	Resources Connection, Inc.	4,827,118
209,628	School Specialty, Inc.(a)	3,358,241

		11,418,078

Real Estate Investment Trusts — 8.0%
501,325	Acadia Realty Trust	7,008,523
668,357	American Campus Communities, Inc.	14,964,513
637,684	BioMed Realty Trust, Inc.	5,943,215
287,087	Cogdell Spencer, Inc.	2,296,696
430,574	Digital Realty Trust, Inc.(a)	11,780,505
2,602,130	MFA Mortgage Investments, Inc.	16,107,185
741,195	National Retail Properties, Inc.(a)	9,939,425
846,764	OMEGA Healthcare Investors, Inc.	11,211,155
616,175	Parkway Properties, Inc.(a)	8,423,112

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
635,378	U-Store-It Trust	$3,494,579

		91,168,908

Road & Rail(a) — 0.6%
476,552	Heartland Express, Inc.	7,357,963

Semiconductors & Semiconductor Equipment* — 2.1%
1,520,241	Atmel Corp.	4,256,675
265,588	FormFactor, Inc.	3,593,406
318,617	MKS Instruments, Inc.	4,559,409
1,362,562	ON Semiconductor Corp.(a)	3,978,681
620,839	Semtech Corp.	7,027,897

		23,416,068

Software — 3.2%
121,863	FactSet Research Systems, Inc.(a)	4,874,520
433,641	JDA Software Group, Inc.*	5,715,388
2,240,129	Lawson Software, Inc.*(a)	8,781,306
413,392	Monotype Imaging Holdings, Inc.*	2,232,317
629,816	Parametric Technology Corp.*	7,280,673
198,617	Progress Software Corp.*	4,226,570
163,699	Solera Holdings, Inc.*	3,203,589

		36,314,363

Specialty Retail — 3.0%
701,008	Aaron Rents, Inc.(a)	18,527,641
298,487	Aeropostale, Inc.*(a)	4,513,123
950,286	Asbury Automotive Group, Inc.	4,779,939
536,679	Cache, Inc.*	1,100,192
194,471	The Gymboree Corp.*	4,890,946

		33,811,841

Textiles, Apparel & Luxury Goods — 1.0%
475,658	Fossil, Inc.*	7,230,002
350,260	K-Swiss, Inc.(a)	4,413,276

		11,643,278

Thrifts & Mortgage Finance — 2.0%
140,298	Berkshire Hills Bancorp, Inc.	4,068,642
636,522	Brookline Bancorp, Inc.	7,186,333
111,754	Dime Community Bancshares	1,507,562
536,887	NewAlliance Bancshares, Inc.	7,398,303
64,884	WSFS Financial Corp.	2,839,324

		23,000,164

Trading Companies & Distributors — 3.6%
686,440	Applied Industrial Technologies, Inc.	13,083,547
1,472,995	RSC Holdings, Inc.*(a)	11,990,179

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — (continued)
421,473	Watsco, Inc.(a)	$16,580,748

		41,654,474

Transportation Infrastructure(a) — 0.6%
524,495	Aegean Marine Petroleum Network, Inc.	6,367,369

Wireless Telecommunication Services* — 0.3%
377,170	Syniverse Holdings, Inc.	3,684,951

TOTAL COMMON STOCKS		$1,101,311,325

Exchange Traded Funds(a) — 1.4%
303,000	iShares Russell 2000 Value Index Fund	$14,289,480
67,979	SPDR KBW Regional Banking Fund	2,015,578

TOTAL EXCHANGE TRADED FUNDS		$16,305,058

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.2%
Joint Repurchase Agreement Account II
$24,700,000	0.328%	12/01/08	$24,700,000
Maturity Value: $24,700,675

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,142,316,383

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 18.7%
Boston Global Investment Trust — Enhanced Portfolio
216,758,119	1.389%	213,723,505

TOTAL INVESTMENTS — 118.6%		$1,356,039,888

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.6)%		(212,738,077)

NET ASSETS — 100.0%		$1,143,301,811

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,747,111,193

Gross unrealized gain	63,166,324
Gross unrealized loss	(454,237,629)

Net unrealized security loss	$(391,071,305)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotation from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P., (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the year ended November 30, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair Value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     A financial instruments level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
     The following is a summary of the levels within the fair value hierarchy in which the Funds invest. All amounts in the following table reflect Investments in Securities Long-Assets.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	Growth and	Large Cap	Mid Cap	Small Cap
Level	Income	Value	Value	Value

Level 1	$979,192,400	$1,966,984,633	$4,115,627,139	$1,117,616,383

Level 2	101,917,964	291,767,404	498,148,113	238,423,505

Level 3	—	—	—	—

Total	$1,081,110,364	$2,258,752,037	$4,613,775,252	$1,356,039,888

Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Growth and Income	$60,200,000

Large Cap Value	133,500,000

Mid Cap Value	213,400,000

Small Cap Value	24,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	0.36%	12/01/08	$4,000,120,000

Barclays Capital, Inc.	7,134,300,000	0.40	12/01/08	7,134,537,810

Barclays Capital, Inc.	800,000,000	0.45	12/01/08	800,030,000

Deutsche Bank Securities, Inc.	4,935,000,000	0.30	12/01/08	4,935,123,375

JPMorgan Securities	300,000,000	0.28	12/01/08	300,007,000

Merrill Lynch & Co., Inc.	1,000,000,000	0.15	12/01/08	1,000,012,500

Merrill Lynch & Co., Inc.	250,000,000	0.20	12/01/08	250,004,167

Merrill Lynch & Co., Inc.	3,500,000,000	0.25	12/01/08	3,500,072,916

Morgan Stanley & Co.	1,400,000,000	0.25	12/01/08	1,400,029,167

TOTAL				$23,319,936,935

At November 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Corp., 4.000% to 11.500%, due 06/01/09 to 08/01/48; Federal National Mortgage Association, 4.000% to 15.000%, due 12/01/08 to 09/01/48; Government National Mortgage Association, 5.500%, due 10/15/38; and U.S. Treasury Bill, 0.000%, due 02/05/09 to 10/22/09. The aggregate market value of the collateral, including accrued interest, was $23,802,700,957.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2009

* Print the name and title of each signing officer under his or her signature.